Business segment information - Summary of components of segment sales and financial services revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 11,539,837	¥ 9,921,513	¥ 8,998,661
Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	3,644,598	2,739,763	2,656,278
Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,380,632	1,116,949	939,867
Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,369,422	1,238,911	752,987
Entertainment, Technology & Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,476,025	2,339,186	2,068,087
Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,402,187	1,076,424	1,012,497
Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,454,546	1,533,829	1,674,002
Corporate and elimination
Disclosure of operating segments [line items]
Total sales and financial services revenue	(275,196)	(222,332)	(205,793)
All Other
Disclosure of operating segments [line items]
Total sales and financial services revenue	87,623	98,783	100,736
Customer [member] | Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	3,538,533	2,674,356	2,604,713
Customer [member] | Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,364,815	1,100,532	927,250
Customer [member] | Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,364,887	1,236,399	751,800
Customer [member] | Entertainment, Technology & Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	2,436,739	2,297,886	2,016,887
Customer [member] | Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,301,481	992,200	937,859
Customer [member] | Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	1,443,996	1,524,811	1,664,991
Customer [member] | All Other
Disclosure of operating segments [line items]
Total sales and financial services revenue	72,338	82,264	84,202
Intersegment [member] | Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	106,065	65,407	51,565
Intersegment [member] | Music | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	15,817	16,417	12,617
Intersegment [member] | Pictures | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	4,535	2,512	1,187
Intersegment [member] | Entertainment, Technology & Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	39,286	41,300	51,200
Intersegment [member] | Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	100,706	84,224	74,638
Intersegment [member] | Financial Services | Operating segments
Disclosure of operating segments [line items]
Total sales and financial services revenue	10,550	9,018	9,011
Intersegment [member] | All Other
Disclosure of operating segments [line items]
Total sales and financial services revenue	¥ 15,285	¥ 16,519	¥ 16,534